Deferred consideration payable on acquisition (Details) - Schedule of deferred consideration payable on acquisition	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Schedule of Deferred Consideration Payable on Acquisition [Line Items]
Brought forward	£ 1,058,023			£ 1,826,648
Additions/(reversals)				82,727
Payments made	(859,107)			(999,081)
Interest	25,798			59,088
Foreign exchange variances	(45,592)			88,641
Carried forward	179,122			1,058,023	£ 1,826,648
Iskander SAS [Member]
Schedule of Deferred Consideration Payable on Acquisition [Line Items]
Brought forward	1,058,023			993,017
Additions/(reversals)				(37,645)
Payments made	(859,107)
Interest	25,798			46,179	40,935
Foreign exchange variances	(45,592)			56,472
Carried forward	179,122	€ 215,803		1,058,023	993,017
Albacore SA [Member]
Schedule of Deferred Consideration Payable on Acquisition [Line Items]
Brought forward				411,439
Additions/(reversals)				19,725
Payments made				(468,817)
Interest	0			5,484	16,430
Foreign exchange variances				32,169
Carried forward			SFr 536,125		411,439
Alvarium Investment Managers (UK) LLP [Member]
Schedule of Deferred Consideration Payable on Acquisition [Line Items]
Brought forward				422,192
Additions/(reversals)				100,647
Payments made				(530,264)
Interest	£ 0			£ 7,425	45,744
Carried forward					£ 422,192